Virtus KAR Small-Cap Growth Series (the “Series”)

a series of Virtus Variable Insurance Trust

Supplement dated December 18, 2025 to the Summary Prospectus, and the
Statutory Prospectus (collectively, the “Prospectuses”),
each dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, Adam Xiao, CFA® will be added as a portfolio manager of the Series. Following are the resulting changes to the Prospectuses.

The following disclosure will be added under “Portfolio Management” in the summary prospectuses for the Series, and in the summary section of the Series’ statutory prospectus:

> Adam Xiao, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Xiao has served as a Portfolio Manager of the Series since January 2026.

In the Management of the Series section under “Portfolio Management” on page 6 of the Series’ statutory prospectus, the portfolio manager biographies will be amended by adding the following for Mr. Xiao.

Adam Xiao, CFA. Mr. Xiao is a Portfolio Manager and a Senior Research Analyst with primary research responsibilities for small and mid-cap portfolios in the financials, consumer discretionary, information technology, and industrials sectors. Prior to joining KAR in 2018, Mr. Xiao was with Diamond Hill Capital Management, where he was a senior associate covering telecommunications and networking equipment companies. Mr. Xiao is a CFA® charterholder. He began his career in the investment industry in 2011.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8505/KAR SCG Series PM Addition (12/2025)

Virtus Tactical Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the
Statutory Prospectus, (collectively, the “Prospectuses”),
each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Series. The Prospectuses will be updated as appropriate at the time of the change.

Separately, , Victor Zimmerman, CFA will be added as a portfolio manager of the Series, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the Series’ portfolio.

>	David L. Albrycht, CFA, Newfleet Division President and Chief Investment Officer and Senior Portfolio Manager at Newfleet, has managed the Series since 2007.
>	Chris Armbruster, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Armbruster has served as a Portfolio Manager of the Series since April 2020.
>	Noran Eid, Portfolio Manager and Senior Research Analyst at KAR. Ms. Eid has served as a Portfolio Manager of the Series since October 2023.
>	Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet. Mr. Hooker has served as a Portfolio Manager of the Series since April 2017.
>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the Series since June 2019.
>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the Series since June 2019. Mr. Thrasher will be retiring on June 30, 2026.
>	Victor Zimmerman, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Zimmerman has served as a Portfolio Manager of the Series since January 2026.

In the Management of the Series’ section under “Portfolio Management” beginning on page 10 of the Series’ statutory prospectus, the portfolio manager biographies will be amended by adding the following for Mr. Zimmerman as a portfolio manager of the Series’ international equity investments since January 2026.

Victor Zimmermann, CFA, Mr. Zimmerman is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2025, Mr. Zimmermann worked at Invesco/Oppenheimer as a senior research analyst on the International Growth Fund (2018 to 2025). Prior to that he served as a senior research analyst at The Brattle Group. Mr. Zimmermann is a CFA® charterholder. He began his career in the investment industry in 2012.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8507/Tactical Allocation Series KAR PM Changes (12/2025)

Virtus KAR Small-Cap Growth Series
and Virtus Tactical Allocation Series,

each a series of Virtus Variable Insurance Trust

Supplement dated December 18, 2025 to the Statement of Additional Information (“SAI”)
dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for Virtus Tactical Allocation Series. The SAI will be updated as appropriate at the time of the change.

Separately, Victor Zimmerman, CFA will be added as a portfolio manager of Virtus Tactical Allocation Series and Adam Xiao, CFA will be added as a portfolio manager of Virtus KAR Small-Cap Growth Series, each effective January 1, 2026. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” on page 68 of the SAI will be amended by adding Mr. Xiao in the row for KAR Small-Cap Growth Series and by adding Mr. Zimmermann in the row for Tactical Allocation Series (equity portion only).

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 68 of the SAI will be amended by adding rows and associated footnotes for Messrs. Xiao and Zimmerman as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Adam Xiao (**)	0	N/A	0	N/A	0	N/A
Victor Zimmerman (***)	0	N/A	0	N/A	0	N/A

(**) As of December 1, 2025. Mr. Xiao became a Portfolio Manager of the Small-Cap Growth Series effective January 1, 2026.

(***) As of December 1, 2025. Mr. Zimmerman became a Portfolio Manager of the Tactical Allocation Series effective January 1, 2026.

The disclosure in the table under “Portfolio Manager Series Ownership” beginning on page 70 of the SAI will be amended by adding rows and associated footnotes for Messrs. Xiao and Zimmerman as follows:

Portfolio Manager	Series	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Range of Financial Exposure Through Similar Strategies
Adam Xiao (**)	KAR Small-Cap Growth Series	None	None
Victor Zimmerman (***)	Tactical Allocation Series	None	None

(**) As of December 1, 2025. Mr. Xiao became a Portfolio Manager of the KAR Small-Cap Growth Series effective January 1, 2026.

(***) As of December 1, 2025. Mr. Zimmerman became a Portfolio Manager of the Tactical Allocation Series effective January 1, 2026.

Investors should retain this supplement with the SAI for future reference.

VVIT 8505B-8507B/ KAR PM Changes (12/2025)